Schedule of investments
Delaware Tax-Free Colorado Fund	November 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 100.20%
Corporate Revenue Bonds — 2.74%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	415,000	$ 438,908
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	6,605,180
		7,044,088
Education Revenue Bonds — 13.50%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	3,597,488
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,243,900
Series B 5.00% 5/15/49	750,000	928,658
Colorado Educational & Cultural Facilities Authority Revenue
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,230,000	1,429,260
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	542,545
Series A 144A 5.25% 7/1/46 #	1,350,000	1,459,026
(Aspen View Academy Project)
4.00% 5/1/51	500,000	551,825
4.00% 5/1/61	750,000	820,703

(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,354,236
(Charter School Project) 5.00% 7/15/37	1,150,000	1,175,541
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,084,230
(Global Village Academy) 144A 5.00% 12/1/50 #	1,000,000	1,089,130
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,061,410
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	462,447
5.00% 12/1/42	540,000	552,728
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	689,650
144A 5.00% 7/1/46 #	500,000	543,380

(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	743,554
NQ-339 [11/21] 1/22 (1984253)    1

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	$ 966,371
5.00% 11/1/54	1,500,000	1,622,160
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	916,287
144A 5.50% 7/1/49 #	870,000	928,507
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	454,836
Series A 4.00% 3/1/36	550,000	624,410

(University of Lab Charter School) 5.00% 12/15/45	500,000	555,850
(Vail Mountain School Project)
4.00% 5/1/46	80,000	84,140
5.00% 5/1/31	1,000,000	1,122,030
(Vega Collegiate Academy Project)
Series A 144A 5.00% 2/1/34 #	200,000	227,046
Series A 144A 5.00% 2/1/61 #	1,435,000	1,576,706
State of Colorado Building ExcellentCertificates of Participation
Series R 4.00% 3/15/45	1,000,000	1,171,240
University of Colorado
(University Enterprise Refunding Revenue) Series C-4 4.00% 6/1/51	4,250,000	5,061,665
		34,640,959
Electric Revenue Bonds — 6.57%
Colorado Springs Utilities System Revenue
Series B 4.00% 11/15/46	3,750,000	4,522,688
Loveland Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,687,069
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	3,938,352
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	167,450
Series AAA 5.25% 7/1/25 ‡	95,000	93,813
Series CCC 5.25% 7/1/27 ‡	705,000	696,187
Series WW 5.00% 7/1/28 ‡	660,000	650,100
Series WW 5.25% 7/1/33 ‡	210,000	207,375
Series WW 5.50% 7/1/17 ‡	460,000	445,625
Series WW 5.50% 7/1/19 ‡	360,000	348,750
Series XX 4.75% 7/1/26 ‡	105,000	103,031
2    NQ-339 [11/21] 1/22 (1984253)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40 ‡	1,840,000	$ 1,817,000
Series XX 5.75% 7/1/36 ‡	365,000	362,719
Series ZZ 4.75% 7/1/27 ‡	85,000	83,406
Series ZZ 5.00% 7/1/19 ‡	620,000	596,750
Series ZZ 5.25% 7/1/24 ‡	140,000	138,250
		16,858,565
Healthcare Revenue Bonds — 23.41%
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	4,325,000	4,595,702
Series A 4.00% 11/15/43	4,000,000	4,695,720
(American Baptist)
7.625% 8/1/33	150,000	158,406
8.00% 8/1/43	1,000,000	1,058,800

(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,591,415
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,070,000	2,109,599
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,506,060
6.375% 1/1/41	1,000,000	1,004,920
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	2,000,000	2,331,700
Series A-1 4.00% 8/1/44	2,000,000	2,298,900
Series A-2 4.00% 8/1/49	3,000,000	3,420,450
Series A-2 5.00% 8/1/39	1,505,000	1,873,394

(Covenant Living Communities and Services) Series A 4.00% 12/1/40	1,250,000	1,446,600
(Covenant Retirement Communities) 5.00% 12/1/35	1,000,000	1,121,270
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,626,595
(Frasier Meadows Retirement Community Project) Series B 5.00% 5/15/48	660,000	703,263
(Frasier Project) Series A 4.00% 5/15/48	1,000,000	1,048,680
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,151,800
NQ-339 [11/21] 1/22 (1984253)    3

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue

(National Jewish Health Project) 5.00% 1/1/27	300,000	$ 300,993
(Sanford Health) Series A 5.00% 11/1/44	4,500,000	5,593,185
(SCL Health System)
Series A 4.00% 1/1/37	2,150,000	2,540,956
Series A 4.00% 1/1/38	3,895,000	4,592,166
Series A 5.00% 1/1/44	3,050,000	3,318,979

(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	913,963
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,151,960
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	770,406
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	1,160,440
Series A 4.00% 12/1/40	250,000	289,645
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	210,000	243,033
4.00% 7/1/39	210,000	241,433
5.00% 7/1/30	290,000	367,647
5.00% 7/1/32	475,000	609,054
5.00% 7/1/35	190,000	241,272
		60,078,406
Lease Revenue Bonds — 1.74%
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	774,054
5.00% 6/15/36	1,055,000	1,233,232
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	860,310
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,591,365
		4,458,961
Local General Obligation Bonds — 9.60%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	339,285
4.00% 12/1/31	1,000,000	1,129,680
4    NQ-339 [11/21] 1/22 (1984253)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	$ 1,307,650
Series A 5.50% 12/1/38	350,000	454,892
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,318,574
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,594,803
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,222,474
El Paso County School District No 2. Harrison
5.00% 12/1/38	1,000,000	1,256,830
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,223,500
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,433,450
Leyden Rock Metropolitan District No. 10
Series A 5.00% 12/1/45	1,000,000	1,030,000
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,031,720
Verve Metropolitan District No. 1
5.00% 12/1/51	2,000,000	2,190,880
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,191,822
5.00% 12/1/32	660,000	793,828
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,194,760
Weld County School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,545,480
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,388,420
		24,648,048
Pre-Refunded Bonds — 12.59%
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33-23 §	1,000,000	1,093,340
Colorado Educational & Cultural Facilities Authority Revenue
(Johnson & Wales University) Series A 5.25% 4/1/37-23 §	1,790,000	1,904,846
NQ-339 [11/21] 1/22 (1984253)    5

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45-23 §	2,000,000	$ 2,107,060
(Covenant Retirement Communities) Series A 5.00% 12/1/33-22 §	4,000,000	4,192,160
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	2,294,420
(The Evangelical Lutheran Good Samaritan Society Project) 5.625% 6/1/43-23 §	1,150,000	1,242,759
Denver City & County Airport System Revenue
Series B 5.00% 11/15/30-22 §	250,000	261,363
Series B 5.00% 11/15/32-22 §	1,000,000	1,045,450
Series B 5.00% 11/15/37-22 §	8,000,000	8,363,600
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	360,000	378,004
5.50% 12/1/38-22 §	700,000	736,750
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42-22 §	1,795,000	1,802,072
Series A 5.25% 1/1/36-22 §	1,675,000	1,681,767
Pueblo County Certificates of Participation
(County Judicial Complex Project) 5.00% 9/15/42-22 (AGM) §	300,000	311,397
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33-21 §	1,945,000	1,950,932
Tallyn's Reach Metropolitan District No. 3
5.125% 11/1/38-23 §	740,000	805,475
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,142,640
		32,314,035
Special Tax Revenue Bonds — 17.14%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,232,550
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	760,612
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,654,800
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	3,043,572
6    NQ-339 [11/21] 1/22 (1984253)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	$ 1,449,484
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	7,970,000	7,511,725
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,188,240
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,291,312
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,088,240
Pueblo Urban Renewal Authority Revenue
(EVRAZ Project) Series B 144A 5.00% 12/1/25 #, ^	200,000	175,610
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.566% 7/1/46 ^	7,325,000	2,449,480
Series A-1 4.903% 7/1/51 ^	2,500,000	605,100
(Restructured)
Series A-1 4.75% 7/1/53	4,045,000	4,584,239
Series A-1 5.00% 7/1/58	3,122,000	3,584,212
Series A-2 4.536% 7/1/53	3,000,000	3,361,260
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	804,683
Series A 5.00% 11/1/31	1,495,000	1,794,733
Series A 5.00% 11/1/36	2,750,000	3,273,572
Solaris Metropolitan District No. 3
Series A 5.00% 12/1/46	500,000	516,210
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	341,553
Series A-1 5.00% 12/1/47	700,000	785,295
Thornton Development Authority
(East 144th Avenue I-25 Project)
Series B 5.00% 12/1/35	485,000	543,389
Series B 5.00% 12/1/36	810,000	906,755
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien) 5.00% 10/1/29 (AGM)	1,000,000	1,038,320
		43,984,946
NQ-339 [11/21] 1/22 (1984253)    7

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 2.70%
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/41 ‡	680,000	$ 612,000
Series A 5.375% 7/1/33 ‡	675,000	664,875
Series A 5.50% 7/1/39 ‡	2,950,000	2,780,375
Series A 8.00% 7/1/35 ‡	1,215,000	1,066,163
Series B 5.75% 7/1/38 ‡	960,000	933,600
Series C 6.00% 7/1/39 ‡	890,000	872,200
		6,929,213
Transportation Revenue Bonds — 6.18%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	2,254,220
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,261,145
Denver City & County Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	400,000	452,748
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,826,550
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,417,100
E-470 Public Highway Authority
Series A 5.00% 9/1/34	900,000	1,164,339
Series A 5.00% 9/1/35	400,000	516,712
Series A 5.00% 9/1/36	1,300,000	1,676,298
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,000,000	1,305,480
Series A 4.00% 7/15/40	1,500,000	1,973,505
		15,848,097
Water & Sewer Revenue Bonds — 4.03%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,205,070
4.00% 12/1/38	1,845,000	2,219,572
Central Weld County Water District
4.00% 12/1/39 (AGM)	1,150,000	1,381,069
Dominion Water & Sanitation District
6.00% 12/1/46	725,000	741,893
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	589,395
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	675,000	783,634
8    NQ-339 [11/21] 1/22 (1984253)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Johnstown Wastewater Revenue
4.00% 12/1/51 (AGM)	1,000,000	$ 1,195,110
Metro Wastewater Reclamation District
Series A 5.00% 4/1/33	1,000,000	1,303,970
Morgan County Quality Water District
4.00% 12/1/50 (AGM)	790,000	920,216
		10,339,929
Total Municipal Bonds (cost $240,296,846)		257,145,247

Short-Term Investments — 0.08%
Variable Rate Demand Note — 0.08%¤
Denver City & County
Series A1 0.04% 12/1/29 (SPA - JPMorgan Chase Bank, N.A.)	200,000	200,000
Total Short-Term Investments (cost $200,000)		200,000
Total Value of Securities—100.28% (cost $240,496,846)		257,345,247

Liabilities Net of Receivables and Other Assets—(0.28)%		(716,507)
Net Assets Applicable to 22,038,031 Shares Outstanding—100.00%		$256,628,740
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $14,905,237, which represents 5.81% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2021.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
NQ-339 [11/21] 1/22 (1984253)    9

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)
Summary of abbreviations: (continued)
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
10    NQ-339 [11/21] 1/22 (1984253)